Property and Equipment - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing cost capitalized	₩ 7,329	₩ 8,473
Interest rate of capitalized borrowing cost	3.22%
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate of capitalized borrowing cost		3.37%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate of capitalized borrowing cost		3.54%